Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Deferred gain on disposal of business	$ 1,850,000	$ 755,000
Investments, net	434,000	1,374,000
Deferred acquisition costs (1)	1,270,000	1,143,000
Other	411,000	90,000
Total deferred tax asset	3,965,000	3,362,000
Deferred tax liabilities
Policyholder and separate account reserves	0	(1,157,000)
Net unrealized appreciation on securities	(1,318,000)	(3,200,000)
Other	0	(15,000)
Total deferred tax liability	(1,318,000)	(4,372,000)
Net deferred income tax asset (liability)	2,647,000	$ (1,010,000)
Cumulative valuation allowance against deferred tax assets	0
Change in valuation allowance against deferred tax assets	3,965,000
Net operating loss carryforward	$ 0